Fees Summary	Feb. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,717,000
Previously Paid Amount	0.00
Total Fee Amount	262.87
Total Offset Amount	0.00
Net Fee	262.87
Narrative - Max Aggregate Offering Price	$ 1,717,000
Final Prospectus	true